S-K 1603(a) SPAC Sponsor	Jun. 12, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	TBCP V, LLC
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to the lock-up agreement and a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and placement units, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Letter Agreement:

The earlier of (A) six months after the completion of our initial business combination; and (B) subsequent to our initial business combination the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Letter Agreement: TBCP V, LLC Gary Simanson Paul Wasinger David Burg Mary Anne Gillespie Stewart J. Paperin Allerd D. Stikker

Letter Agreement:

Transfers permitted (a) to (1) the sponsor’s members, (2) our directors or officers, the sponsor, the sponsor’s members or Cantor and/or its designees, (3) any affiliates or family members of our directors or officers, the sponsor, the sponsor’s members or Cantor, (4) any members or partners of the sponsor, the sponsor’s members, Cantor or their respective affiliates, or any affiliates of the sponsor, the sponsor’s members, Cantor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (h) to us for no value for cancellation in connection with the consummation of the initial business combination; (i) in the event of our liquidation prior to our consummation of our initial business

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

combination; (j) by virtue of the laws of the State of Delaware, the sponsor’s limited liability company agreement, upon dissolution of such sponsor, or the organizational documents of Cantor upon dissolution of Cantor; and (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units, Private Placement Shares, Private Placement Warrants	Letter Agreement: 30 days after completion of our initial business combination	Letter Agreement: TBCP V, LLC Gary Simanson Paul Wasinger David Burg Mary Anne Gillespie Stewart J. Paperin Allerd D. Stikker	Letter Agreement: Same as above